Cover	Mar. 01, 2026
Cover [Abstract]
Entity Registrant Name	Crexendo, Inc.
Entity Central Index Key	0001075736
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 01, 2026
Entity File Number	001-32277
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-0591719
Entity Address Address Line 1	1225 W Washington St UNIT 213
Entity Address City Or Town	Tempe
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85288
City Area Code	602
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	714-8500
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	CXDO
Security Exchange Name	NASDAQ